Distribution Date:	03/17/26	BBCMS Mortgage Trust 2021-C10
Determination Date:	03/11/26
Next Distribution Date:	04/17/26
Record Date:	02/27/26	Commercial Mortgage Pass-Through Certificates
Series 2021-C10

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	KeyBank National Association
Bond / Collateral Reconciliation - Cash Flows	7		www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Bond / Collateral Reconciliation - Balances	8		11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-16		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	20	Representations Reviewer
Historical Detail	21		Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	22		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	23		Bank, N.A.
Specially Serviced Loan Detail - Part 1	24		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	25				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	26
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05551VBE2	0.770000%	23,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	05551VBF9	2.071000%	24,100,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-5	05551VBJ1	2.492000%	480,300,000.00	463,813,257.13	652,211.65	963,185.53	0.00	0.00	1,615,397.18	463,161,045.48	32.60%	30.00%
A-SB	05551VBG7	2.268000%	40,774,000.00	40,774,000.00	0.00	77,062.86	0.00	0.00	77,062.86	40,774,000.00	32.60%	30.00%
A-S	05551VBM4	2.684000%	75,144,000.00	75,144,000.00	0.00	168,072.08	0.00	0.00	168,072.08	75,144,000.00	22.55%	20.75%
B	05551VBN2	2.492000%	35,540,000.00	35,540,000.00	0.00	73,804.73	0.00	0.00	73,804.73	35,540,000.00	17.79%	16.38%
C	05551VBP7	2.840000%	35,541,000.00	35,541,000.00	0.00	84,113.70	0.00	0.00	84,113.70	35,541,000.00	13.04%	12.00%
D	05551VAC7	2.000000%	21,325,000.00	21,325,000.00	0.00	35,541.67	0.00	0.00	35,541.67	21,325,000.00	10.19%	9.38%
E	05551VAE3	2.000000%	17,262,000.00	17,262,000.00	0.00	28,770.00	0.00	0.00	28,770.00	17,262,000.00	7.88%	7.25%
F	05551VAG8	2.000000%	11,170,000.00	11,170,000.00	0.00	18,616.67	0.00	0.00	18,616.67	11,170,000.00	6.38%	5.88%
G	05551VAJ2	2.000000%	8,124,000.00	8,124,000.00	0.00	13,540.00	0.00	0.00	13,540.00	8,124,000.00	5.30%	4.88%
H-RR	05551VAL7	3.167979%	8,123,000.00	8,123,000.00	0.00	21,444.58	0.00	0.00	21,444.58	8,123,000.00	4.21%	3.88%
J-RR*	05551VAN3	3.167979%	31,479,939.00	31,479,939.00	0.00	75,911.36	0.00	0.00	75,911.36	31,479,939.00	0.00%	0.00%
Class RR	05551VBC6	3.667979%	22,208,016.00	20,456,638.30	17,829.92	62,332.07	0.00	0.00	80,161.99	20,438,808.38	0.00%	0.00%
RR Interest	N/A	3.667979%	12,213,699.00	11,250,497.24	9,805.88	34,280.64	0.00	0.00	44,086.52	11,240,691.36	0.00%	0.00%
R	05551VAY9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
S	05551VBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			846,782,654.00	780,003,331.67	679,847.45	1,656,675.89	0.00	0.00	2,336,523.34	779,323,484.22

X-A	05551VBK8	1.194079%	568,652,000.00	504,587,257.13	0.00	502,097.75	0.00	0.00	502,097.75	503,935,045.48
X-B	05551VBL6	0.992728%	146,225,000.00	146,225,000.00	0.00	120,967.99	0.00	0.00	120,967.99	146,225,000.00
X-D	05551VAA1	1.667979%	38,587,000.00	38,587,000.00	0.00	53,635.25	0.00	0.00	53,635.25	38,587,000.00
X-F	05551VAQ6	1.667979%	11,170,000.00	11,170,000.00	0.00	15,526.10	0.00	0.00	15,526.10	11,170,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-G	05551VAS2	1.667979%	8,124,000.00	8,124,000.00	0.00	11,292.22	0.00	0.00	11,292.22	8,124,000.00
X-H	05551VAU7	0.500000%	8,123,000.00	8,123,000.00	0.00	3,384.58	0.00	0.00	3,384.58	8,123,000.00
X-J	05551VAW3	0.500000%	31,479,939.00	31,479,939.00	0.00	13,116.64	0.00	0.00	13,116.64	31,479,939.00
Notional SubTotal			812,360,939.00	748,296,196.13	0.00	720,020.53	0.00	0.00	720,020.53	747,643,984.48

Deal Distribution Total					679,847.45	2,376,696.42	0.00	0.00	3,056,543.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05551VBE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	05551VBF9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-5	05551VBJ1	965.67407273	1.35792557	2.00538316	0.00000000	0.00000000	0.00000000	0.00000000	3.36330872	964.31614716
A-SB	05551VBG7	1,000.00000000	0.00000000	1.89000000	0.00000000	0.00000000	0.00000000	0.00000000	1.89000000	1,000.00000000
A-S	05551VBM4	1,000.00000000	0.00000000	2.23666667	0.00000000	0.00000000	0.00000000	0.00000000	2.23666667	1,000.00000000
B	05551VBN2	1,000.00000000	0.00000000	2.07666657	0.00000000	0.00000000	0.00000000	0.00000000	2.07666657	1,000.00000000
C	05551VBP7	1,000.00000000	0.00000000	2.36666667	0.00000000	0.00000000	0.00000000	0.00000000	2.36666667	1,000.00000000
D	05551VAC7	1,000.00000000	0.00000000	1.66666682	0.00000000	0.00000000	0.00000000	0.00000000	1.66666682	1,000.00000000
E	05551VAE3	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
F	05551VAG8	1,000.00000000	0.00000000	1.66666697	0.00000000	0.00000000	0.00000000	0.00000000	1.66666697	1,000.00000000
G	05551VAJ2	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
H-RR	05551VAL7	1,000.00000000	0.00000000	2.63998276	0.00000000	0.00000000	0.00000000	0.00000000	2.63998276	1,000.00000000
J-RR	05551VAN3	1,000.00000000	0.00000000	2.41142017	0.22856207	2.35286002	0.00000000	0.00000000	2.41142017	1,000.00000000
Class RR	05551VBC6	921.13758834	0.80285965	2.80673744	0.00885716	0.09155658	0.00000000	0.00000000	3.60959709	920.33472869
RR Interest	N/A	921.13758821	0.80285915	2.80673693	0.00885727	0.09155703	0.00000000	0.00000000	3.60959608	920.33472906
R	05551VAY9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
S	05551VBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05551VBK8	887.33928155	0.00000000	0.88296137	0.00000000	0.00000000	0.00000000	0.00000000	0.88296137	886.19233816
X-B	05551VBL6	1,000.00000000	0.00000000	0.82727297	0.00000000	0.00000000	0.00000000	0.00000000	0.82727297	1,000.00000000
X-D	05551VAA1	1,000.00000000	0.00000000	1.38998238	0.00000000	0.00000000	0.00000000	0.00000000	1.38998238	1,000.00000000
X-F	05551VAQ6	1,000.00000000	0.00000000	1.38998209	0.00000000	0.00000000	0.00000000	0.00000000	1.38998209	1,000.00000000
X-G	05551VAS2	1,000.00000000	0.00000000	1.38998277	0.00000000	0.00000000	0.00000000	0.00000000	1.38998277	1,000.00000000
X-H	05551VAU7	1,000.00000000	0.00000000	0.41666626	0.00000000	0.00000000	0.00000000	0.00000000	0.41666626	1,000.00000000
X-J	05551VAW3	1,000.00000000	0.00000000	0.41666663	0.00000000	0.00000000	0.00000000	0.00000000	0.41666663	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-5	02/01/26 - 02/28/26	30	0.00	963,185.53	0.00	963,185.53	0.00	0.00	0.00	963,185.53	0.00
A-SB	02/01/26 - 02/28/26	30	0.00	77,062.86	0.00	77,062.86	0.00	0.00	0.00	77,062.86	0.00
X-A	02/01/26 - 02/28/26	30	0.00	502,097.75	0.00	502,097.75	0.00	0.00	0.00	502,097.75	0.00
X-B	02/01/26 - 02/28/26	30	0.00	120,967.99	0.00	120,967.99	0.00	0.00	0.00	120,967.99	0.00
X-D	02/01/26 - 02/28/26	30	0.00	53,635.25	0.00	53,635.25	0.00	0.00	0.00	53,635.25	0.00
X-F	02/01/26 - 02/28/26	30	0.00	15,526.10	0.00	15,526.10	0.00	0.00	0.00	15,526.10	0.00
X-G	02/01/26 - 02/28/26	30	0.00	11,292.22	0.00	11,292.22	0.00	0.00	0.00	11,292.22	0.00
X-H	02/01/26 - 02/28/26	30	0.00	3,384.58	0.00	3,384.58	0.00	0.00	0.00	3,384.58	0.00
X-J	02/01/26 - 02/28/26	30	0.00	13,116.64	0.00	13,116.64	0.00	0.00	0.00	13,116.64	0.00
A-S	02/01/26 - 02/28/26	30	0.00	168,072.08	0.00	168,072.08	0.00	0.00	0.00	168,072.08	0.00
B	02/01/26 - 02/28/26	30	0.00	73,804.73	0.00	73,804.73	0.00	0.00	0.00	73,804.73	0.00
C	02/01/26 - 02/28/26	30	0.00	84,113.70	0.00	84,113.70	0.00	0.00	0.00	84,113.70	0.00
D	02/01/26 - 02/28/26	30	0.00	35,541.67	0.00	35,541.67	0.00	0.00	0.00	35,541.67	0.00
E	02/01/26 - 02/28/26	30	0.00	28,770.00	0.00	28,770.00	0.00	0.00	0.00	28,770.00	0.00
F	02/01/26 - 02/28/26	30	0.00	18,616.67	0.00	18,616.67	0.00	0.00	0.00	18,616.67	0.00
G	02/01/26 - 02/28/26	30	0.00	13,540.00	0.00	13,540.00	0.00	0.00	0.00	13,540.00	0.00
H-RR	02/01/26 - 02/28/26	30	0.00	21,444.58	0.00	21,444.58	0.00	0.00	0.00	21,444.58	0.00
J-RR	02/01/26 - 02/28/26	30	66,696.69	83,106.48	0.00	83,106.48	7,195.12	0.00	0.00	75,911.36	74,067.89
Class RR	02/01/26 - 02/28/26	30	1,831.00	62,528.76	0.00	62,528.76	196.70	0.00	0.00	62,332.07	2,033.29
RR Interest	02/01/26 - 02/28/26	30	1,006.99	34,388.82	0.00	34,388.82	108.18	0.00	0.00	34,280.64	1,118.25
Totals			69,534.68	2,384,196.41	0.00	2,384,196.41	7,500.00	0.00	0.00	2,376,696.42	77,219.43

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	3,056,543.87
Non-VRR Available Funds	2,932,295.36
VRR Available Funds	124,248.51
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,233,008.84	Master Servicing Fee	2,494.22
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,520.69
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	303.33
ARD Interest	0.00	Operating Advisor Fee	973.32
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.00
Extension Interest	0.00
Interest Reserve Withdrawal	160,661.11
Total Interest Collected	2,393,669.95	Total Fees	9,473.56

Principal		Expenses/Reimbursements
Scheduled Principal	679,847.45	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	7,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	679,847.45	Total Expenses/Reimbursements	7,500.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,376,696.42
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	679,847.45
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,056,543.87
Total Funds Collected	3,073,517.40	Total Funds Distributed	3,073,517.43

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	780,003,332.37	780,003,332.37	Beginning Certificate Balance	780,003,331.67
(-) Scheduled Principal Collections	679,847.45	679,847.45	(-) Principal Distributions	679,847.45
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	779,323,484.92	779,323,484.92	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	780,364,433.26	780,364,433.26	Ending Certificate Balance	779,323,484.22
Ending Actual Collateral Balance	779,737,352.60	779,737,352.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.70)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.70)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.67%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP
4,999,999 or less	12	43,418,255.53	5.57%	62	4.0808	2.211627	1.59 or less	8	101,955,349.68	13.08%	52	3.7016	1.163802
5,000,000 to 9,999,999	22	149,695,313.17	19.21%	60	3.7913	2.699142	1.60 to 1.69	2	31,850,000.00	4.09%	63	4.6688	1.614443
10,000,000 to 19,999,999	10	138,615,366.03	17.79%	57	3.6315	2.296684	1.70 to 1.79	4	40,394,243.48	5.18%	63	3.9088	1.721819
20,000,000 to 29,999,999	9	218,096,286.16	27.99%	61	3.7550	2.855802	1.80 to 1.89	2	9,987,109.65	1.28%	61	4.0651	1.890000
30,000,000 to 39,999,999	1	32,844,434.27	4.21%	63	3.6400	1.900000	1.90 to 1.99	7	117,924,319.66	15.13%	62	3.6109	1.919394
40,000,000 or greater	4	186,779,438.67	23.97%	58	3.4436	2.477652	2.00 to 2.49	14	207,131,930.97	26.58%	62	3.7500	2.183586
Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653	2.50 to 2.99	8	79,866,140.39	10.25%	58	3.4953	2.664006
							3.00 to 3.99	6	54,750,000.00	7.03%	62	3.6259	3.307215
							4.00 or greater	7	125,590,000.00	16.12%	57	3.3838	5.059939
							Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP	Pennsylvania	5	111,639,159.05	14.33%	62	3.4368	1.651841
Arizona	9	41,722,784.56	5.35%	62	3.6905	1.919192	South Dakota	1	121,193.19	0.02%	45	4.8500	2.360000
California	14	68,752,388.35	8.82%	63	3.9529	3.213615	Tennessee	1	255,404.98	0.03%	45	4.8500	2.360000
Colorado	2	7,517,682.59	0.96%	63	3.8025	4.075954	Texas	7	45,139,610.78	5.79%	63	3.5440	2.110099
Florida	11	110,679,933.66	14.20%	53	3.9360	2.245446	Utah	1	132,306.31	0.02%	45	4.8500	2.360000
Georgia	1	8,540,000.00	1.10%	64	2.7200	7.980000	Virginia	1	184,792.74	0.02%	45	4.8500	2.360000
Illinois	3	26,966,006.80	3.46%	63	3.5329	2.449058	Washington	1	6,000,000.00	0.77%	63	3.7100	2.950000
Iowa	2	298,021.63	0.04%	45	4.8500	2.360000	Washington, DC	1	29,600,000.00	3.80%	62	4.2280	2.100000
Kansas	5	729,225.58	0.09%	45	4.8500	2.360000	Wyoming	6	1,616,125.21	0.21%	45	4.8500	2.360000
Kentucky	1	4,788,205.29	0.61%	64	3.5000	2.230000	Totals	123	779,323,484.92	100.00%	60	3.6808	2.545653
Louisiana	2	2,661,610.90	0.34%	62	3.8215	2.726320
									Property Type³
Maryland	1	43,779.20	0.01%	45	4.8500	2.360000
Michigan	4	28,625,149.69	3.67%	62	3.7616	2.283062		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Minnesota	2	25,632,950.30	3.29%	62	3.5610	3.079074		Properties	Balance	Agg. Bal.			DSCR¹
Missouri	2	460,129.18	0.06%	45	4.8500	2.360000	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP
Montana	2	329,783.09	0.04%	45	4.8500	2.360000	Industrial	6	88,980,328.70	11.42%	63	3.4390	3.145153
Nebraska	4	915,872.67	0.12%	45	4.8500	2.360000	Lodging	46	56,934,981.32	7.31%	48	3.7381	4.365270
Nevada	6	93,902,980.80	12.05%	55	3.6454	3.433916	Mixed Use	5	28,663,200.27	3.68%	63	3.8060	2.083716
New Jersey	1	47,746,219.62	6.13%	62	3.4000	1.910000	Mobile Home Park	9	33,495,320.98	4.30%	63	4.0372	4.698221
New Mexico	3	853,329.98	0.11%	45	4.8500	2.360000	Multi-Family	13	150,902,419.18	19.36%	61	3.6165	1.916253
New York	15	88,585,249.82	11.37%	59	3.4724	2.889496	Office	14	227,069,633.89	29.14%	63	3.6052	2.258850
North Carolina	2	8,200,000.00	1.05%	62	4.4186	2.399756	Other	1	4,788,205.29	0.61%	64	3.5000	2.230000
North Dakota	1	84,281.32	0.01%	45	4.8500	2.360000	Retail	10	87,473,342.69	11.22%	46	4.1390	1.901701
Oklahoma	2	4,002,145.57	0.51%	62	4.0356	2.592975	Self Storage	17	91,141,661.49	11.69%	62	3.5491	2.653577
Oregon	2	2,722,770.94	0.35%	62	3.8584	6.041911	Totals	123	779,323,484.92	100.00%	60	3.6808	2.545653

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP
	3.24999% or less	4	68,640,000.00	8.81%	63	3.0235	4.174296	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.25000% to 3.74999%	25	431,278,853.89	55.34%	60	3.5016	2.435384	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	3.75000% to 3.99999%	13	138,836,883.02	17.82%	58	3.8327	2.685420	25 months or greater	58	769,449,093.83	98.73%	59	3.6777	2.555657
	4.00000% to 4.24999%	7	66,132,025.93	8.49%	60	4.1562	2.160732	Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653
	4.25000% to 4.49999%	2	10,828,286.50	1.39%	34	4.3173	0.892304
	4.50000% to 4.74999%	3	15,623,063.16	2.00%	62	4.5475	2.148627
	4.75000% or greater	4	38,109,981.33	4.89%	59	4.9158	1.853473
	Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP
	100 months or less	58	769,449,093.83	98.73%	59	3.6777	2.555657	Interest Only	29	409,735,300.00	52.58%	60	3.6829	3.056485
101 months to 114 months		0	0.00	0.00%	0	0.0000	0.000000	342 months or less	29	359,713,793.83	46.16%	59	3.6718	1.985185
	115 months or greater	0	0.00	0.00%	0	0.0000	0.000000	343 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653	Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	9,874,391.09	1.27%	63	3.9201	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	56	751,314,112.50	96.41%	60	3.6599	2.566082
	13 months to 24 months	1	10,200,000.00	1.31%	63	4.0760	1.940000
	25 months or greater	1	7,934,981.33	1.02%	45	4.8500	2.360000
	Totals	60	779,323,484.92	100.00%	60	3.6808	2.545653
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10227201	1	MF	Philadelphia	PA	Actual/360	3.456%	134,400.31	0.00	0.00	N/A	02/05/31	--	50,000,000.00	50,000,000.00	03/05/26
2	10227205	1	OF	Parsippany	NJ	Actual/360	3.400%	126,508.20	93,015.01	0.00	N/A	05/06/31	--	47,839,234.63	47,746,219.62	03/06/26
3	10224599	1	LO	Las Vegas	NV	Actual/360	3.558%	135,599.33	0.00	0.00	03/05/30	03/05/32	--	49,000,000.00	49,000,000.00	03/05/26
4	10227211	1	IN	Philadelphia	PA	Actual/360	3.340%	104,232.78	90,604.54	0.00	07/01/31	01/01/32	--	40,123,823.59	40,033,219.05	03/01/26
5	10227212	1	OF	Las Vegas	NV	Actual/360	3.640%	93,153.26	58,993.10	0.00	N/A	06/06/31	--	32,903,427.37	32,844,434.27	03/06/26
6	10227213	1	MF	Denton	TX	Actual/360	3.436%	79,705.66	0.00	0.00	N/A	06/06/31	--	29,825,000.00	29,825,000.00	03/06/26
7	10227214	1	OF	Washington	DC	Actual/360	4.228%	97,337.96	0.00	0.00	N/A	05/05/31	--	29,600,000.00	29,600,000.00	03/05/26
8	10227215	1	IN	Plymouth	MN	Actual/360	3.559%	70,870.22	0.00	0.00	N/A	05/06/31	--	25,600,000.00	25,600,000.00	03/06/26
9	10227216	1	OF	Brooklyn	NY	Actual/360	2.816%	54,759.44	0.00	0.00	N/A	06/06/31	--	25,000,000.00	25,000,000.00	03/06/26
10	10227217	1	OF	Lake Forest	CA	Actual/360	3.820%	72,248.66	42,657.11	0.00	N/A	06/01/31	--	24,317,052.30	24,274,395.19	03/01/26
12	10227219	1	RT	Dania Beach	FL	Actual/360	4.977%	87,678.15	0.00	0.00	N/A	06/06/31	--	22,650,000.00	22,650,000.00	03/06/26
13	10227220	1	MU	Miami	FL	Actual/360	3.870%	61,356.51	37,333.24	0.00	N/A	06/06/31	--	20,384,224.21	20,346,890.97	03/06/26
14	10227221	1	MH	Various	Various	Actual/360	3.770%	60,990.22	0.00	0.00	N/A	06/06/31	--	20,800,000.00	20,800,000.00	03/06/26
15	10227222	1	RT	Brooklyn	NY	Actual/360	3.359%	52,248.00	0.00	0.00	N/A	01/01/30	--	20,000,000.00	20,000,000.00	03/01/26
16	10227223	1	SS	Various	FL	Actual/360	3.245%	50,351.58	0.00	0.00	N/A	05/01/31	--	19,950,000.00	19,950,000.00	03/01/26
17	10227224	1	Various Various		NY	Actual/360	3.830%	52,474.02	0.00	0.00	N/A	07/06/31	--	17,615,300.00	17,615,300.00	03/06/26
18	10227225	1	OF	Trevose	PA	Actual/360	3.533%	41,731.70	30,410.51	0.00	N/A	06/05/31	--	15,186,823.20	15,156,412.69	12/05/25
19	10227226	1	SS	Various	FL	Actual/360	3.245%	38,236.92	0.00	0.00	N/A	05/01/31	--	15,150,000.00	15,150,000.00	03/01/26
20	10227227	1	MF	Grand Rapids	MI	Actual/360	3.665%	42,758.33	0.00	0.00	N/A	05/06/31	--	15,000,000.00	15,000,000.00	03/06/26
21	10227228	1	OF	Schaumburg	IL	Actual/360	3.670%	38,640.56	28,083.97	0.00	N/A	06/06/31	--	13,536,981.12	13,508,897.15	03/06/26
22	10227229	1	Various Tucson		AZ	Actual/360	3.516%	25,320.18	64,138.39	0.00	N/A	05/06/31	--	9,258,963.97	9,194,825.58	03/06/26
23	10227230	1	RT	Orange City	FL	Actual/360	4.187%	36,234.71	24,797.63	0.00	N/A	02/06/30	--	11,126,696.57	11,101,898.94	03/06/26
24	10227231	1	RT	Oakland Park	FL	Actual/360	3.900%	33,233.88	23,366.30	0.00	N/A	06/06/26	--	10,956,223.55	10,932,857.25	03/06/26
25	10222325	1	SS	Phoenix	AZ	Actual/360	3.840%	27,923.47	20,070.86	0.00	N/A	06/01/31	--	9,349,375.89	9,329,305.03	03/01/26
26	10227232	1	MF	Bronx	NY	Actual/360	4.076%	32,336.27	0.00	0.00	N/A	06/06/31	--	10,200,000.00	10,200,000.00	03/06/26
27	10227233	1	OF	Glendale	AZ	Actual/360	3.322%	25,837.78	0.00	0.00	N/A	06/06/31	--	10,000,000.00	10,000,000.00	03/06/26
28	10227234	1	LO	Various	Various	Actual/360	4.850%	30,048.96	30,868.67	0.00	N/A	12/06/29	--	7,965,850.00	7,934,981.33	11/06/25
29	10227235	1	MF	Grayslake	IL	Actual/360	3.285%	23,633.75	0.00	0.00	N/A	06/05/31	--	9,250,000.00	9,250,000.00	03/05/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	10227236	1	MF	Brooklyn	NY	Actual/360	3.910%	27,978.22	0.00	0.00	N/A	06/06/31	--	9,200,000.00	9,200,000.00	03/06/26
32	10221716	1	IN	Athens	GA	Actual/360	2.720%	18,066.84	0.00	0.00	N/A	07/01/31	--	8,540,000.00	8,540,000.00	03/01/26
34	10222739	1	SS	Chandler	AZ	Actual/360	3.600%	19,460.99	15,319.38	0.00	N/A	06/01/31	--	6,950,355.34	6,935,035.96	03/01/26
35	10227238	1	OF	Boulder	CO	Actual/360	3.800%	22,166.67	0.00	0.00	N/A	06/06/31	--	7,500,000.00	7,500,000.00	03/06/26
36	10222604	1	SS	North Las Vegas	NV	Actual/360	3.620%	18,987.08	14,831.05	0.00	N/A	06/01/31	--	6,743,635.28	6,728,804.23	03/01/26
37	10222257	1	SS	Ventura	CA	Actual/360	3.590%	20,522.83	0.00	0.00	N/A	06/01/31	--	7,350,000.00	7,350,000.00	03/01/26
38	10227239	1	MF	Various	PA	Actual/360	3.663%	18,411.02	12,746.09	0.00	N/A	06/06/31	--	6,462,273.40	6,449,527.31	03/06/26
39	10227240	1	MF	Taylor	MI	Actual/360	3.680%	17,153.79	13,150.28	0.00	N/A	05/06/31	--	5,993,172.98	5,980,022.70	03/06/26
40	10227241	1	MF	Brooklyn	NY	Actual/360	3.795%	19,185.83	0.00	0.00	N/A	06/06/31	--	6,500,000.00	6,500,000.00	03/06/26
41	10227242	1	MF	Ceres	CA	Actual/360	4.522%	21,222.06	10,883.12	0.00	N/A	04/01/31	--	6,033,946.28	6,023,063.16	03/01/26
42	10222220	1	SS	Enumclaw	WA	Actual/360	3.710%	17,313.33	0.00	0.00	N/A	06/01/31	--	6,000,000.00	6,000,000.00	03/01/26
43	10227243	1	RT	Menomonee Falls	WI	Actual/360	3.848%	17,519.17	0.00	0.00	N/A	06/06/31	--	5,853,600.00	5,853,600.00	03/06/26
44	10227244	1	OF	Chandler	AZ	Actual/360	4.376%	19,672.55	0.00	0.00	N/A	04/06/31	--	5,780,000.00	5,780,000.00	03/06/26
45	10223407	1	IN	West Palm Beach	FL	Actual/360	3.580%	15,314.44	0.00	0.00	N/A	07/01/31	--	5,500,000.00	5,500,000.00	03/01/26
46	10227327	1	RT	Oakland Park	FL	Actual/360	4.250%	16,721.55	10,335.14	0.00	N/A	07/06/26	--	5,058,621.64	5,048,286.50	03/06/26
47	10218093	1	MH	Fowlerville	MI	Actual/360	4.000%	16,115.88	9,783.90	0.00	N/A	07/01/31	--	5,180,104.88	5,170,320.98	03/01/26
48	10221107	1	98	Lexington	KY	Actual/360	3.500%	13,063.54	10,646.02	0.00	N/A	07/01/31	--	4,798,851.31	4,788,205.29	03/01/26
49	10219532	1	OF	Amarillo	TX	Actual/360	3.600%	14,533.59	9,426.22	0.00	N/A	04/01/31	--	5,190,566.61	5,181,140.39	03/01/26
50	10227245	1	IN	Henderson	NV	Actual/360	4.500%	17,850.00	0.00	0.00	N/A	06/01/31	--	5,100,000.00	5,100,000.00	03/01/26
51	10227246	1	OF	Austin	TX	Actual/360	3.717%	14,453.83	0.00	0.00	06/06/31	06/06/34	--	5,000,000.00	5,000,000.00	03/06/26
53	10222360	1	OF	El Paso	TX	Actual/360	3.850%	13,912.95	8,121.04	0.00	N/A	06/01/31	--	4,646,255.62	4,638,134.58	03/01/26
54	10227247	1	RT	Charlotte	NC	Actual/360	4.635%	16,223.55	0.00	0.00	N/A	05/06/31	--	4,500,000.00	4,500,000.00	03/06/26
55	10227248	1	IN	Elmhurst	IL	Actual/360	3.638%	11,926.79	7,966.12	0.00	N/A	05/06/31	--	4,215,075.77	4,207,109.65	03/06/26
56	10227249	1	MH	Compton	CA	Actual/360	4.840%	16,093.00	0.00	0.00	N/A	04/01/31	--	4,275,000.00	4,275,000.00	03/01/26
57	10227250	1	IN	Frankfort	KY	Actual/360	4.025%	12,611.17	7,620.57	0.00	N/A	06/06/31	--	4,028,411.66	4,020,791.09	03/06/26
58	10227251	1	SS	Tuttle	OK	Actual/360	4.011%	12,119.91	0.00	0.00	N/A	06/06/31	--	3,885,000.00	3,885,000.00	03/06/26
59	10227252	1	SS	San Bernardino	CA	Actual/360	3.854%	11,090.96	0.00	0.00	N/A	06/06/31	--	3,700,000.00	3,700,000.00	03/06/26
60	10227253	1	SS	Raleigh	NC	Actual/360	4.155%	11,957.17	0.00	0.00	N/A	04/01/31	--	3,700,000.00	3,700,000.00	03/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
61	10227254	1	MH	Compton	CA	Actual/360	4.750%	12,006.94	0.00	0.00	N/A	04/01/31	--	3,250,000.00	3,250,000.00	03/01/26
62	10227255	1	MF	Detroit	MI	Actual/360	4.046%	7,802.66	4,679.19	0.00	N/A	06/06/31	--	2,479,485.20	2,474,806.01	03/06/26
63	10227256	1	SS	Monroe	LA	Actual/360	3.755%	7,301.39	0.00	0.00	N/A	06/06/31	--	2,500,000.00	2,500,000.00	03/06/26
64	10222250	1	SS	El Cajon	CA	Actual/360	3.770%	4,398.33	0.00	0.00	N/A	05/01/31	--	1,500,000.00	1,500,000.00	03/01/26
Totals								2,233,008.84	679,847.45	0.00				780,003,332.37	779,323,484.92
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	8,820,235.47	8,418,299.82	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	8,603,927.83	6,859,691.67	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	716,717,361.00	541,605,315.50	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4	1	5,007,572.43	3,900,584.71	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	2,836,070.63	2,325,785.13	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	2,578,748.25	1,742,468.35	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	2,514,681.29	1,325,263.13	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	2,974,400.06	2,351,188.60	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1	3,180,145.46	2,543,490.86	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,308,864.94	1,988,924.31	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	1,887,762.00	1,874,365.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,432,019.65	2,579,458.41	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	2,373,971.32	5,084,261.38	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	44,465,090.00	46,064,050.00	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,001,122.34	1,309,652.55	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1	1,478,281.36	1,663,524.29	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1	1,847,244.85	1,476,091.32	01/01/25	09/30/25	--	0.00	0.00	71,974.72	216,331.54	0.00	0.00
19	1	2,114,212.46	1,398,545.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	1,453,108.37	1,443,498.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,049,000.29	1,432,573.69	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	2,068,284.67	1,605,699.14	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	1,716,844.34	1,836,617.65	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	920,800.61	953,229.26	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	990,004.75	875,945.34	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	822,543.11	818,221.15	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,088,916.25	835,026.11	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	18,318,798.00	2,009,007.97	01/01/23	12/31/23	--	0.00	0.00	60,840.80	730,805.84	0.00	0.00
29	1	1,244,014.77	1,336,035.57	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1	646,128.99	607,297.78	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	2,103,580.00	1,588,966.00	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	837,465.30	829,901.27	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	1,145,373.98	899,920.78	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1	799,270.41	786,312.58	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1	683,041.40	565,959.06	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	672,631.15	350,686.17	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	767,809.66	681,064.39	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1	574,632.81	592,544.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1	568,797.65	581,572.66	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1	579,112.00	675,504.73	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	493,854.77	487,100.45	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1	790,827.83	728,386.81	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1	90,069.37	(21,724.33)	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	668,321.97	562,142.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	1	742,612.43	475,341.97	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
49	1	612,222.74	472,713.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
50	1	763,735.71	806,570.32	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
51	1	435,240.99	342,022.03	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	191,126.62	228,057.40	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	368,648.08	369,823.42	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	1	475,907.94	238,063.81	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	365,691.13	416,021.52	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
57	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	1	373,271.85	316,263.16	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
59	1	493,932.35	491,626.64	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
60	1	540,613.41	377,556.99	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent		Appraisal					Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
61	1	296,079.79	351,826.10	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	260,798.12	241,836.00	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	283,776.88	267,357.10	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	179,236.26	202,670.63	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		861,617,838.09	663,170,200.69				0.00	0.00	132,815.52	947,137.38	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/26	0	0.00	2	23,091,394.02	0	0.00	0	0.00	1	7,934,981.33	0	0.00	0	0.00	0	0.00	3.680751%	3.665135%	60
02/18/26	1	15,186,823.20	1	7,965,850.00	0	0.00	0	0.00	1	7,965,850.00	0	0.00	0	0.00	0	0.00	3.680768%	3.665152%	61
01/16/26	1	7,993,384.15	0	0.00	0	0.00	0	0.00	1	7,993,384.15	0	0.00	0	0.00	2	12,830,000.00	3.680781%	3.665164%	62
12/17/25	0	0.00	0	0.00	0	0.00	0	0.00	1	8,020,803.78	0	0.00	0	0.00	0	0.00	3.696805%	3.681157%	62
11/18/25	1	15,265,663.47	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696806%	3.681158%	63
10/20/25	1	9,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696807%	3.681158%	64
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	5,853,600.00	0	0.00	0	0.00	3.696808%	3.681158%	65
08/15/25	2	17,331,495.94	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696808%	3.681158%	66
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696804%	3.681154%	67
06/17/25	1	9,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696809%	3.681158%	68
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3.696805%	3.681154%	69
04/17/25	1	5,853,600.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	8,616,429.01	3.696803%	3.681151%	70
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	10227225	12/05/25	2	2	71,974.72	216,331.54	250.06	15,238,465.92	02/19/26	13
28	10227234	11/06/25	2	2	60,840.80	730,805.84	0.00	8,266,795.78	04/30/24	2	06/26/24		11/12/25
Totals					132,815.52	947,137.38	250.06	23,505,261.70
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		15,981,144	15,981,144	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		39,036,880	31,101,899	0		7,934,981
49 - 60 Months		50,000,000	50,000,000	0		0
> 60 Months		674,305,461	659,149,048	15,156,413		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-26	779,323,485	756,232,091	0	15,156,413	0	7,934,981
Feb-26	780,003,332	756,850,659	15,186,823	7,965,850	0	0
Jan-26	780,585,695	772,592,310	7,993,384	0	0	0
Dec-25	793,996,209	793,996,209	0	0	0	0
Nov-25	794,606,837	779,341,174	15,265,663	0	0	0
Oct-25	795,183,570	785,983,570	9,200,000	0	0	0
Sep-25	795,790,551	795,790,551	0	0	0	0
Aug-25	796,363,528	779,032,032	17,331,496	0	0	0
Jul-25	796,985,822	796,985,822	0	0	0	0
Jun-25	797,536,288	788,336,288	9,200,000	0	0	0
May-25	798,015,799	798,015,799	0	0	0	0
Apr-25	798,519,689	792,666,089	5,853,600	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
18	10227225	15,156,412.69	15,238,465.92	25,250,000.00	05/06/21	1,359,386.82	2.09000	09/30/25	06/05/31	303
28	10227234	7,934,981.33	8,266,795.78	197,900,000.00	08/01/19	1,887,423.93	2.36000	12/31/23	12/06/29	194
Totals		23,091,394.02	23,505,261.70	223,150,000.00		3,246,810.75

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
18	10227225	OF	PA	02/19/26	13
"	3/11/2026	Loan has recently transferred to SS, we are attempting to reach out to the borrower(s).
A three-story, single building, 129,672 SF office property at 3600 Horizon Boulevard in Trevose, Pennsylvania. A suburban area northeast of Philly near the New Jersey border.

At loan inception, property was 100% leased to two tenants: International SOS Government Services at 71,295 SF (55% of GLA) and Suez WTS USA at 58,377 SF (45% of GLA). As of 6/30/25 the former tenant vacated at expiration le aving only a 5,187 SF (4% of GLA) related entity on a new short-term lease until 12/31/27. This dropped occupancy from 100% to 49% and NOI from ($1.6M DSC 1.85x) to $36K (0.04x).Borrower has been requesting transfer to SS to discuss a workout and we have sent a PNL.
"

28	10227234	LO	Various	04/30/24	2
"	3/11/2026

Borrower filed chapter 11 bankruptcy on June 26, 2024. Borrower and Lender came to an agreement on a court-approved plan to sell all collateral. Lender was the successful bidder at the 363 Sale on September 25, 2025. On

November 12, 2025 , the transfer oftitle to all the Properties in the Portfolio was completed and the Portfolio is now REO. Updates regarding the wind-down of the litigation will be provided as they become available. Sale strategies are being explored while railroad contra ct extensions arebeing negotiated.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
		Loan				Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group				Code¹	Date	Date	Date
43	10227243	1 0.00	3.84800%	0.00	3.84800%	10	08/07/25	08/06/25	08/06/25
Totals		0.00		0.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
18	0.00	0.00	4,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	7,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,500.00

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30